CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Non-current Assets
Prepaid rent	$ 271.3
Prepaid other services	41.7	$ 5.1
Restricted cash	36.7	0.1
Security and guarantee deposits over next 12 months	16.4	3.9
Loans receivable other	1.5
Deferred consideration receivable		3.8
Other non-current assets	0.3	0.5
Total other non-current asset	$ 367.9	$ 13.4